                                     [LOGO]                 THE NEW SOUTH AFRICA
                                                                       FUND INC.
                                     [ART]

                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1996
                                  (UNAUDITED)

THE NEW SOUTH AFRICA FUND INC.
OBJECTIVE
The New South Africa Fund Inc. (the "Fund") seeks to achieve long-term capital appreciation through investments principally in securities of issuers in the Republic of South Africa ("South Africa"), as well as, to a lesser extent, in other countries in the Southern African region. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of South African issuers, including at least 65% of its assets in equity securities of South African issuers. The Fund may also invest up to 35% of its assets in fixed income securities.

MANAGEMENT
-------------------------------------------------------------------

Fleming International Asset Management Limited is the investment management company appointed to advise on and manage the Fund's portfolio. The Investment Adviser is an affiliate of Robert Fleming Holdings Limited, which manages over $94 billion in assets worldwide. Carmen Maynard, a vice president of the Fund, has principal responsibility for recommending the purchase and sale of investment securities by the Fund. Ms. Maynard has been an investment manager in South Africa for the past 17 years and has been involved in the day-to-day management of the Fund's portfolio since its inception.

MARKET INFORMATION
-------------------------------------------------------------------

The Fund is listed on the New York Stock Exchange (symbol "NSA"). THE SHARE PRICE IS PUBLISHED IN: THE NEW YORK TIMES (daily) under the designation "NwSAfr" and THE WALL STREET JOURNAL (daily), and BARRON'S (each Monday) under the designation "NewSoAfrFd".

THE NET ASSET VALUE PER SHARE IS PUBLISHED UNDER "CLOSED END FUNDS" each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON'S.

THE NEW SOUTH AFRICA FUND INC.
DIRECTORS AND ADMINISTRATION

OFFICERS AND DIRECTORS               Iain O.S. Saunders - President,
                                      Treasurer and Chairman of the
                                      Board of Directors
                                     Anton Dirk Botha - Director
                                     Arthur Levy - Director
                                     Dr. Nthato H. Motlana - Director
                                     Arnold Witkin - Director
                                     Carmen Maynard - Vice President
                                     Ann Cranmer - Vice President
                                     Patricia Smith - Secretary
INVESTMENT ADVISER                   Fleming International Asset
                                      Management Limited
                                     25 Copthall Avenue
                                     London EC2R 7DR
                                     England
ADMINISTRATOR                        Bear Stearns Funds Management Inc.
                                     245 Park Avenue
                                     New York, NY 10167
                                     U.S.A.
CUSTODIAN                            Custodial Trust Company
                                     101 Carnegie Center
                                     Princeton, NJ 08540
                                     U.S.A.
INDEPENDENT ACCOUNTANTS              Price Waterhouse LLP
                                     1177 Avenue of the Americas
                                     New York, NY 10036
                                     U.S.A.
LEGAL COUNSEL                        Baker & McKenzie
                                     805 Third Avenue
                                     New York, NY 10022
                                     U.S.A.
REGISTRAR, TRANSFER AGENT &          PNC Bank, N.A.
DIVIDEND PAYING AGENT                Bellevue Corporate Center
                                     400 Bellevue Parkway
                                     Mail Stop 400 0202
                                     Wilmington, DE 19809
                                     U.S.A.

THE NEW SOUTH AFRICA FUND INC.
HIGHLIGHTS OF THE PERIOD (UNAUDITED)
AT AUGUST 31, 1996

                                                     US $
                                                ---------------
Net Assets                                         72,281,149
Net Asset Value ("NAV") per Share                       15.99
Market Price on New York Stock Exchange                 12.625
Discount to NAV                                         21.04%

PERFORMANCE FROM MARCH 11, 1994* TO AUGUST 31, 1996

Total Return based on Market Price                       0.33%+
Total Return based on NAV                               28.82%+
Johannesburg Stock Exchange ("JSE") All Share
 Index                                                  32.28%++

------------------------
 * Commencement of operations.
 + Assumes reinvestment of dividends in accordance with the Fund's Dividend
   Reinvestment and Cash Purchase Plan.
++ The JSE All Share Index excludes reinvestment of dividends on the underlying securities.

                   NAV & MARKET PRICE VS. JSE ALL SHARE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET ASSET VALUE    MARKET PRICE   JSE ALL SHARE INDEX
3/11/94              100.00%         100.00%               100.00%
3/18/94               99.85%          92.29%               101.54%
3/25/94               99.93%          94.09%                97.47%
3/31/94               98.84%          85.13%                89.00%
4/8/94                96.66%          85.13%                87.35%
4/15/94               92.44%          80.65%                81.71%
4/22/94               99.49%          89.61%                92.37%
4/29/94              108.36%          97.67%               102.78%
5/6/94               105.60%          88.71%               100.64%
5/13/94              104.72%          91.40%               100.39%
5/20/94              102.62%          86.02%                98.49%
5/27/94              104.00%          87.81%               100.41%
5/31/94              104.94%          89.61%               100.67%
6/3/94               105.81%          89.61%               102.17%
6/10/94              106.83%          92.29%               104.61%
6/17/94              109.59%          97.67%               107.92%
6/24/94              109.74%          93.19%               104.87%
6/30/94              104.36%          90.50%               100.82%
7/1/94               104.22%          91.40%               100.76%
7/8/94               104.29%          88.71%               100.83%
7/15/94              111.99%          91.40%               110.92%
7/22/94              109.52%          94.09%               107.43%
7/29/94              109.08%          92.29%               107.95%
8/5/94               112.57%          89.61%               111.33%
8/12/94              113.81%          92.29%               113.58%
8/19/94              115.41%          93.19%               115.08%
8/26/94              113.81%          94.98%               113.98%
8/31/94              114.83%          92.29%               115.13%
9/2/94               115.12%          91.40%               116.03%
9/9/94               116.72%          92.29%               117.18%
9/16/94              117.51%          93.19%               117.27%
9/23/94              118.02%          94.09%               118.78%
9/30/94              118.31%          94.09%               117.89%
10/7/94              119.48%          94.09%               119.08%
10/14/94             122.24%          98.57%               121.89%
10/21/94             128.71%         103.05%               128.38%
10/28/94             127.18%         103.05%               127.46%
10/31/94             127.18%         101.25%               125.97%
11/4/94              127.91%         102.15%               126.93%
11/11/94             127.91%         103.05%               126.90%
11/18/94             129.14%         101.25%               127.18%
11/25/94             126.38%          97.67%               123.49%
11/30/94             127.25%         100.36%               124.08%
12/2/94              126.60%         100.36%               122.34%
12/9/94              124.71%         100.36%               121.71%
12/16/94             127.91%         103.94%               122.15%
12/23/94             131.10%         106.24%               125.70%
12/30/94             131.41%         107.19%               127.82%
1/6/95               130.18%         107.19%               125.87%
1/13/95              124.25%         104.35%               119.56%
1/20/95              121.25%          95.81%               116.19%
1/27/95              118.87%          93.91%               113.08%
1/31/95              115.87%          92.96%               109.35%
2/3/95               122.64%          99.60%               116.56%
2/10/95              123.18%          99.60%               116.21%
2/17/95              123.02%          96.76%               116.83%
2/24/95              123.64%         101.50%               118.34%
2/28/95              122.25%         101.50%               116.74%
3/3/95               125.41%         102.45%               119.75%
3/10/95              132.64%         107.19%               123.58%
3/17/95              136.18%         107.19%               130.64%
3/24/95              133.87%         109.09%               128.64%
3/31/95              136.25%         108.14%               130.51%
4/7/95               139.02%         107.19%               134.54%
4/13/95              136.64%         108.14%               131.72%
4/21/95              137.79%         111.94%               132.98%
4/28/95              138.72%         110.04%               134.39%
4/30/95              138.72%         110.04%               134.39%
5/5/95               140.64%         112.88%               137.01%
5/12/95              139.64%         110.99%               135.04%
5/19/95              136.95%         108.14%               131.85%
5/26/95              137.95%         108.14%               133.18%
5/31/95              137.79%         110.04%               131.86%
6/2/95               138.64%         107.19%               133.51%
6/9/95               136.95%         107.19%               131.43%
6/16/95              136.95%         107.19%               131.27%
6/23/95              139.64%         107.19%               133.68%
6/30/95              138.10%         109.09%               132.24%
7/7/95               138.33%         108.14%               132.45%
7/14/95              138.33%         108.14%               132.53%
7/21/95              137.64%         108.14%               132.46%
7/28/95              137.72%         108.14%               132.41%
7/31/95              138.25%         107.19%               133.28%
8/4/95               140.49%         109.09%               135.63%
8/11/95              140.56%         108.14%               135.85%
8/18/95              140.49%         107.19%               135.48%
8/25/95              139.79%         107.19%               134.89%
8/31/95              140.25%         107.19%               134.48%
9/8/95               141.33%         107.19%               135.37%
9/15/95              142.64%         109.09%               136.91%
9/22/95              143.33%         109.09%               137.41%
9/30/95              143.66%         109.99%               137.50%
10/6/95              144.59%         109.99%               138.92%
10/13/95             146.22%         110.95%               140.61%
10/20/95             147.93%         114.77%               141.89%
10/27/95             147.54%         111.90%               140.69%
10/31/95             147.77%         111.90%               140.81%
11/3/95              148.78%         113.82%               142.20%
11/10/95             152.19%         116.69%               146.94%
11/17/95             152.19%         116.69%               146.42%
11/24/95             150.95%         115.73%               145.34%
11/30/95             150.41%         117.64%               144.62%
12/8/95              155.22%         119.55%               150.20%
12/15/95             156.77%         117.64%               150.30%
12/22/95             158.17%         120.51%               151.48%
12/31/95             159.04%         119.20%               151.54%
1/5/96               166.93%         125.16%               159.51%
1/12/96              171.12%         130.13%               164.08%
1/19/96              171.44%         139.07%               165.82%
1/26/96              173.13%         141.06%               168.94%
1/31/96              170.96%         137.08%               166.95%
2/2/96               171.85%         143.04%               169.91%
2/9/96               169.91%         138.08%               167.20%
2/16/96              162.82%         133.11%               160.79%
2/23/96              159.36%         124.17%               155.42%
2/29/96              156.14%         122.18%               154.05%
3/1/96               155.41%         123.18%               152.93%
3/8/96               154.93%         118.21%               151.76%
3/15/96              153.88%         120.20%               150.95%
3/22/96              153.72%         123.18%               151.42%
3/29/96              152.03%         121.19%               150.34%
4/4/96               145.90%         117.22%               144.62%
4/12/96              143.89%         113.24%               142.05%
4/19/96              145.98%         113.24%               145.02%
4/26/96              141.71%         114.24%               140.16%
4/30/96              143.89%         113.24%               143.25%
5/3/96               140.51%         113.24%               139.98%
5/10/96              135.35%         109.27%               135.84%
5/17/96              137.61%         111.26%               137.95%
5/24/96              135.59%         109.27%               136.16%
5/31/96              138.41%         107.28%               138.57%
6/7/96               137.69%         107.28%               138.65%
6/14/96              139.30%         106.29%               138.83%
6/21/96              139.38%         108.28%               139.46%
6/28/96              141.55%         109.27%               140.91%
7/5/96               141.15%         110.26%               141.19%
7/12/96              135.91%         111.26%               136.68%
7/19/96              136.80%         107.28%               137.20%
7/26/96              131.40%         104.30%               132.09%
7/31/96              128.50%         103.31%               130.08%
8/2/96               131.24%         103.31%               132.57%
8/9/96               128.90%         103.31%               131.26%
8/16/96              123.83%         103.31%               127.22%
8/23/96              124.88%          99.33%               128.19%
8/31/96              128.82%         100.33%               132.28%

THE NEW SOUTH AFRICA FUND INC.
MAJOR EQUITY HOLDINGS
AT AUGUST 31, 1996

                                                                 Percentage of Net
                                                                      Assets
                                                                 -----------------
ANGLO AMERICAN CORPORATION OF SOUTH AFRICA LTD.                            6.7
    The largest mining house in the Republic of South Africa
    ("SA") and the world's largest gold producer, with 1995
    output of 223 tons. Besides gold, the greater group, which includes De Beers Consolidated Mines Ltd. ("De Beers") and
    JCI Company Ltd., is the world's largest producer of
    platinum and diamonds. Other operations include coal,
    manganese and ferroalloys, steel/vanadium, financials and
    industrials.
DE BEERS                                                                   6.5
    Comprised of two companies: De Beers, which owns diamond
    mines in SA and an investment portfolio including a 38%
    stake in Anglo American Corporation of South Africa Ltd.,
    and Centenary, which houses the Central Selling
    Organization through which 80% of the world's gem diamonds are sold.
SASOL LTD.                                                                 5.2
    Converts coal into fuel and chemicals and also owns 64% of a crude oil refinery. Its plants produce 46% of SA's fuel
    requirements and most of its petrochemical feedstocks.
GENCOR LTD.                                                                4.9
    The second largest mining house in SA, Gencor Ltd. is
    concentrated in resource businesses including aluminum,
    coal, platinum, gold, manganese and other metals. Over the past two years, the group has created a major international platform in aluminum and nickel through the $1.4 billion
    purchase of Billiton.
THE TONGAAT-HULETT GROUP LTD.                                              3.7
    One of SA's two largest sugar producers, with approximately
    40% of industry output. Its subsidiary CoroBrik has the
    dominant share of the country's brick business. Other
    operations include food, aluminum products and textiles.

THE NEW SOUTH AFRICA FUND INC.
MAJOR EQUITY HOLDINGS (CONTINUED)

                                                                 Percentage of Net
                                                                      Assets
                                                                 -----------------
REMBRANDT GROUP LTD.                                                       3.5
    Has a one third stake in Rothmans International and a
    dominant share of the domestic cigarette market. Rembrandt
    Group Ltd. has used its strong cashflow from this source to diversify into mining, food and financial services. Tobacco accounted for less than 50% of 1995 earnings.
STANDARD BANK INVESTMENT CORP. LTD.                                        2.9
    The second largest banking group in South Africa in terms
    of assets but it is by far the biggest in market
    capitalization. The group is represented in London, the Far
    East, and the US, and has a strong presence in sub-Saharan
    Africa following the acquisition of ANZ Grindlays' African operations. It holds an effective joint controlling
    interest in Liberty Life Association of Africa Ltd.
    ("Liberty Life"), the largest proprietary life insurer in
    SA.
LIBERTY LIFE                                                               2.9
    The third largest life insurance company in SA and the
    largest proprietary insurance company. Strategic
    investments include; major holdings in Standard Bank
    Investment Corp. Ltd., The South African Breweries Ltd.
    (SA's leading consumer group) and Premier (a diversified
    food and pharmaceutical operation). They have effective
    control of Liberty International Holdings plc, a London
    listed holding company with interests in UK property
    investment--particularly, regional shopping centers.
BARLOW LTD.                                                                2.8
    Comprised of a selection of businesses linked to capital
    spending in the economy. Its subsidiaries include Pretoria
    Portland Cement Co. Ltd., the country's largest cement
    producer; Plascon, SA's largest paint company; and Robor,
    which has a major share of the country's steel tube and
    pipe industry.
C.G. SMITH LTD.                                                            2.7
    A diversified consumer products group with interests in
    food processing, packaging and textiles.

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT
                                                                OCTOBER 11, 1996

DEAR SHAREHOLDERS,

The New South Africa Fund Inc. ("NSA" or the "Fund") has been in existence for over two years, having been listed on the New York Stock Exchange in March 1994. Since inception, the net asset value of the Fund (assuming the dividend reinvestment option was selected by shareholders) has risen by 28.8% against 32.3% for the Johannesburg Stock Exchange ("JSE") All Share Index. Unfortunately, the discount to net asset value has remained substantial, standing at 21.0% at August 31, 1996, though at the time of writing, the discount has fallen to 20.6%.

MARKET ENVIRONMENT

The following table summarizes market moves between the Fund's last fiscal year ended February 29, 1996 and August 31, 1996.

                                          AUGUST 31,    FEBRUARY 29,
                                             1996           1996         % CHANGE
                                          -----------  ---------------  -----------
SOUTH AFRICA
Rand vs. US$............................        4.49           3.86          (14.0)*
JSE All Share Index
    (local).............................       6,689          6,705           (0.2)
    (US $)..............................       1,490          1,737          (14.2)
Three month bankers'
  acceptance rate (%)...................        15.5           14.1            9.9
Yield on benchmark long bond (%)........        15.2           14.8            2.7
Zimbabwe Industrial Index (local).......       5,808          4,848           19.8
Botswana Share Index (local)............         351            334            5.1

------------------------
* The rand declined in relation to the US dollar.

Although the JSE All Share Index was barely changed over the period under review, its performance in dollar terms was a disappointing decline of 14.2% as a result of the depreciation of the rand against the dollar. The South African currency had performed exceptionally well in 1995 after the abolition of the dual currency system but a number of factors combined to put pressure on the rand into 1996. As is usually the case in these matters, it is difficult to pinpoint the key factor which precipitated the slide, but speculative short selling of the currency by international players no doubt had something to do with it. The resignation of the Minister of Finance, a selloff in the bond market and the perception that the rand needed to decline to a more "appropriate" level to accommodate the relaxation of

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED) exchange controls were also contributing factors. The rand appears to be stabilizing around the R4.50 level against the dollar, a view supported by International Monetary Fund which views the currency as having "...fallen too far, although some correction was necessary."

ECONOMY

After averaging approximately 3% per annum growth since the first democratic elections in April 1994, the South African economy is showing clear signs of having reached the top of the business cycle for the meantime. Significantly, no recession is forecast, merely a period of slower growth. While GDP growth remained fairly healthy at 3.5% in the first half of 1996, this was flattered by a recovery in agriculture. The most significant development in recent quarters has been the deterioration in the balance of payments, with the current account deficit ballooning to R6.9 billion in the first half of 1996, compared with a capital inflow of just R2.7 billion. The Reserve Bank has resisted the traditional response of hiking interest rates to redress the situation, citing unusually high import stockpiling in the second quarter as a distorting factor which should be allowed to work out of the system before an accurate assessment can be made.

The development of balance of payments difficulties in the mature phase of the business cycle is not a new phenomenon. It does, however, require a period of economic adjustment through sustained high interest rates to cool domestic demand--the South African prime borrowing rate is currently a very high 12% in real terms and clearly, the central bank would risk overkill in terms of economic growth if it were to hike rates again. Consumer price inflation, which reached a low of 5.5% in April, has begun to rise as a result of the weakness of the currency but is widely forecast to remain in single digits over the next few years. This is a significant achievement against the backdrop of the double digit inflation which prevailed during the 1970's and 1980's.

The question of South Africa's true growth potential remains unanswered, although the government's recently published macroeconomic model gives a clear indication that Pretoria views the next few years as a period of moderate growth and moderate inflation. Clearly, the authorities have aspirations to raise the growth profile over time. Near term prospects might disappoint some emerging market fund managers who find even 3-4% per annum growth somewhat pedestrian in the emerging market context, but recent balance of payments difficulties have clearly demonstrated that higher growth rates are not sustainable in the absence of

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED) strong foreign capital inflows to the country. In view of the government's gradualist approach to both privatization and the relaxation of foreign exchange controls, and given the high profile trade union activity which many potential foreign investors find offputting, capital flows from abroad are likely to remain somewhat erratic. It is encouraging, though, that the International Monetary Fund has endorsed the gradualist approach to dismantling exchange controls.

THE PORTFOLIO

At August 31, 1996, the Fund held 88% of assets in equities, almost entirely in South African securities. Investment in neighboring territories Zimbabwe and Botswana accounted for less than 2.5% of assets, mainly because of the limited size of these markets. Shares quoted under mining categories accounted for 26% of assets, although this tends to overstate the case because mining houses have substantial financial and industrial interests. Mining accounted for 35% of the JSE's market capitalization at the end of August. Financials made up 11% of assets, concentrated in selected banks and long-term insurers while industrial securities comprised 51% of assets against 48% of the JSE All Share Index. The balance of 12% was invested almost equally between rand deposits and dollar deposits.

The Fund's policy of underweighting mining in favor of industrials and cash hampered performance in the six months under review. The mining producers' index rose by 9% over the period while industrials fell by 5.6%. Over the longer-term, industrials are expected to reassert their outperformance trend and there can be little question that the quality of industrial earnings is superior to that of the volatile and unpredictable mining sector.

Since the Fund's fiscal year end in February, there has been selective trimming of capital spending related shares such as LTA Ltd., Reunert Ltd. and Murray & Roberts Holdings Ltd., while a new position was established in rapidly growing furniture retailer Protea Furnishers Ltd.

PROSPECTS

Corporate profit growth peaked early in 1996 at around 25% for the market as a whole and 40% for industrials. Clearly, with interest rates high and the economy tailing off, the prognosis is for a slowdown in profit growth. Nevertheless, consensus forecasts of 15-20% growth for both the mining

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED) and non-mining parts of the market remain very healthy in real terms and put the JSE All Share Index on a forward price earnings multiple of around 13.5 times, which is not demanding in the "new South Africa" era.

In view of the above comments, the prognosis is for a better performance from both the rand and the JSE All Share Index during the second half of the Fund's fiscal year.

DISCOUNT TO NET ASSET VALUE AND SHARE REPURCHASE PROGRAM

Disappointingly, the Fund's discount to NAV continues to languish at a relatively high level along with the other two South African regional funds listed on the New York Stock Exchange. The Fund completed a 5% share repurchase program on May 10, 1996, which had the effect of increasing the net asset value of the Fund's shares still outstanding. Share repurchases, however, also have the effect of reducing the total asset size of the Fund, as has the recent decline in the rand. Reduction in the size of the Fund tends to increase the Fund's expense ratio. Accordingly, while the Board of Directors will consider future share repurchases as well as other measures to reduce the discount at each of its quarterly meetings; it will do so giving consideration to the impact any such repurchases or other measures may have on the Fund's expense ratio, particularly in light of any other external factors which could also effect the ratio.

Respectfully submitted,

          [SIGNATURE]

Iain O.S. Saunders
President, Treasurer and
Chairman of the Board of Directors

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED)
AT AUGUST 31, 1996

                                                      MARKET
                                                       VALUE
DESCRIPTION                              SHARES        US $
-------------------------------------  -----------  -----------
COMMON STOCKS--87.86%
BOTSWANA--0.03%
BEVERAGES & HOTELS--0.01%
  Sechaba Investment Trust Co. Ltd.         10,800        7,974
                                                    -----------
COMMERCIAL BANKS--0.02%
  Barclays Bank of Botswana Ltd.             5,000        5,592
  Standard Chartered Bank Botswana
   Ltd.                                     10,000       10,610
                                                    -----------
                                                         16,202
                                                    -----------
TOTAL BOTSWANA (cost $33,443)                            24,176
                                                    -----------
SOUTH AFRICA--85.44%
BASE METALS--7.48%
  Anglovaal Ltd. "N" ordinary               60,000    1,885,867
  Gencor Ltd.                            1,000,000    3,522,069
                                                    -----------
                                                      5,407,936
                                                    -----------
BEVERAGES & HOTELS--3.93%
  Interleisure Ltd.                        556,200      533,139
  Sun International (South Africa)
   Ltd.                                    381,400      365,586
  The South African Breweries Ltd.          73,136    1,940,077
                                                    -----------
                                                      2,838,802
                                                    -----------
BUILDING & CONSTRUCTION--6.51%
  Barlow Ltd.                              220,000    2,025,412
  LTA Ltd.                                 200,000    1,069,996
  Murray & Roberts Holdings Ltd.           250,031      863,906
  Pretoria Portland Cement Co. Ltd.         50,000      743,981
                                                    -----------
                                                      4,703,295
                                                    -----------
CHEMICALS & OIL--7.51%
  Sasol Ltd.                               334,889    3,732,601
  Sentrachem Ltd.                          600,000    1,698,618
                                                    -----------
                                                      5,431,219
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                              SHARES        US $
-------------------------------------  -----------  -----------
SOUTH AFRICA (CONTINUED)
COAL MINING--1.53%
  Ingwe Coal Corporation Ltd.              135,700    1,107,138
                                                    -----------
COMMERCIAL BANKS--6.48%
  NBS Holdings Ltd.                        149,300    1,897,035
  Nedcor Ltd.                               50,000      677,107
  Standard Bank Investment Corp. Ltd.       54,900    2,111,068
                                                    -----------
                                                      4,685,210
                                                    -----------
DIAMOND MINING--6.46%
  De Beers Consolidated Mines Ltd.         150,000    4,672,871
                                                    -----------
ELECTRONICS--1.71%
  Reunert Ltd.                             368,633    1,236,720
                                                    -----------
FOOD--7.61%
  The Bidvest Group Ltd.                   352,240    1,829,512
  The Tongaat-Hulett Group Ltd.            222,761    2,669,060
  Tiger Oats Ltd.                           80,000      998,663
                                                    -----------
                                                      5,497,235
                                                    -----------
FURNITURE & HOUSEHOLD--2.29%
  JD Group Ltd.                            353,033    1,652,629
                                                    -----------
GOLD MINING--9.41%
  Anglo American Corporation of South
   Africa Ltd.                              80,000    4,859,563
  JCI Company Ltd.                         100,000      869,371
  Western Areas Gold Mining Co. Ltd.        80,000    1,069,996
                                                    -----------
                                                      6,798,930
                                                    -----------
INSURANCE--3.54%
  Liberty Life Association of Africa
   Ltd.                                     70,625    2,070,260
  Norwich Holdings S.A. Ltd. (a)           300,000      488,185
                                                    -----------
                                                      2,558,445
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                              SHARES        US $
-------------------------------------  -----------  -----------
SOUTH AFRICA (CONTINUED)
PAPER & PACKAGING--3.71%
  C.G. Smith Ltd.                          400,000    1,952,742
  Nampak Ltd.                              170,000      729,492
                                                    -----------
                                                      2,682,234
                                                    -----------
PLATINUM--0.68%
  Potgietersrust Platinums Ltd.            100,000      490,415
                                                    -----------
STEEL & ALLOYS--2.30%
  Iscor Ltd.                             2,769,844    1,660,918
                                                    -----------
STORES--8.13%
  CNA Gallo Ltd.                           719,097      601,118
  Pepkor Ltd.                              300,000    1,203,745
  Pick 'n Pay Stores Ltd.                  501,000      469,059
  Pick 'n Pay Stores Ltd. "N"            1,002,000      915,782
  Protea Furnishers Ltd.                 4,000,000      838,163
  Specialty Stores Ltd.                    509,988      528,632
  Specialty Stores Ltd. "N"              1,288,713    1,321,462
                                                    -----------
                                                      5,877,961
                                                    -----------
TOBACCO--3.49%
  Rembrandt Group Ltd.                     300,000    2,524,521
                                                    -----------
TRANSPORTATION--2.67%
  Safmarine & Rennies Holdings Ltd.        800,000    1,925,992
                                                    -----------
TOTAL SOUTH AFRICA
 (cost $50,913,322)                                  61,752,471
                                                    -----------
ZIMBABWE--2.39%
BEVERAGES & HOTELS--0.93%
  Delta Corp. Ltd.                         255,330      669,962
                                                    -----------
BUILDING & CONSTRUCTION--0.33%
  Portland Holdings Ltd.                   225,000      240,525
                                                    -----------
COMMERCIAL BANKS--0.87%
  Barclays Bank of Zimbabwe Ltd.           350,000      629,252
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                              SHARES        US $
-------------------------------------  -----------  -----------
TOBACCO--0.26%
  BAT (Zimbabwe) Ltd.                       35,000       37,415
  T.S.L. Ltd.                              430,000      150,437
                                                    -----------
                                                        187,852
                                                    -----------
TOTAL ZIMBABWE (cost $1,227,873)                      1,727,591
                                                    -----------
TOTAL COMMON STOCK
 (cost $52,174,638)                                  63,504,238
                                                    -----------
                                           PAR
                                          (000)
                                       -----------
SHORT-TERM INVESTMENT--5.93%

REPURCHASE AGREEMENT--5.93%
Repurchase Agreement dated 08/30/96
 with Bear, Stearns Securities Corp.,
 5.15%, due 09/03/96, collateralized
 by $4,375,000 US Treasury Strips
 (Interest-Only), 02/15/10 and
 $10,460,000 US Treasury Strips
 (Interest-Only), 02/15/15; total
 value: $4,375,024; proceeds:
 $4,290,441 (cost $4,287,988)          US $  4,288    4,287,988
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                                            US $
-------------------------------------               -----------
TOTAL INVESTMENTS--93.79%
 (cost $56,462,626)(b)                               67,792,226
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES--6.21%                                   4,488,923
                                                    -----------
NET ASSETS--100.00%                                  72,281,149
                                                    -----------
                                                    -----------

----------
US $ United States dollars.

(a)  Non-income producing security.

(b)  Aggregate cost for US federal income tax purposes is $56,462,626.
     The aggregate unrealized appreciation (depreciation) for all securities is as follows:

                                                        US $
                                                     ----------
Excess of market value over tax cost                 13,637,678
Excess of tax cost over market value                 (2,308,078)
                                                     ----------
Net unrealized appreciation                          11,329,600
                                                     ----------
                                                     ----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AT AUGUST 31, 1996

                                                       US $
                                                    -----------
ASSETS
Investments, at value (cost $56,462,626) (Note 2)    67,792,226
Cash (representing foreign currency holdings with
  a cost of $4,296,549 in an interest-bearing
  account)                                            4,324,743
Receivable for securities sold                          203,372
Interest and dividends receivable                       102,545
Deferred organizational costs (Note 1)                   55,422
Prepaid expenses                                         27,862
                                                    -----------
TOTAL ASSETS                                         72,506,170
                                                    -----------

LIABILITIES
Payables:
  Investment advisory fee (Note 5)                       75,972
  Administration fee (Note 5)                            18,940
  Directors' fees                                        16,870
  Other accrued expenses                                113,239
                                                    -----------
TOTAL LIABILITIES                                       225,021
                                                    -----------
NET ASSETS                                           72,281,149
                                                    -----------
                                                    -----------

NET ASSETS CONSIST OF:
Common stock, $0.001 par value (200,000,000 shares
  authorized 4,519,311 shares issued and
  outstanding) (Note 8)                                   4,519
Additional paid-in capital                           62,056,499
Distributions in excess of net investment income         (2,851)
Accumulated net realized loss on investments and
  foreign currency transactions                      (1,134,048)
Net unrealized appreciation on investments,
  foreign currency holdings and other assets and
  liabilities denominated in foreign currencies      11,357,030
                                                    -----------
NET ASSETS                                           72,281,149
                                                    -----------
                                                    -----------
NET ASSET VALUE PER SHARE
  ($72,281,149  DIVIDED BY 4,519,311)                     15.99
                                                    -----------
                                                    -----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                       US $
                                                    -----------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes
  of $5,004) (Note 2)                                   828,860
Interest                                                470,754
                                                    -----------
TOTAL INVESTMENT INCOME                               1,299,614
                                                    -----------
EXPENSES
Investment advisory fees (Note 5)                       505,101
Legal fees                                              200,156
Administration fees (Note 5)                             60,612
Custodian fees                                           47,608
Directors' fees and expenses                             37,804
Accounting fees                                          37,205
Audit fees                                               31,188
Reports and notices to shareholders                      30,176
Transfer agent fees and expenses                         20,630
Insurance                                                16,842
Amortization of organizational costs (Note 1)            10,988
NYSE listing fees                                         8,032
Miscellaneous                                             5,532
                                                    -----------
TOTAL EXPENSES                                        1,011,874
                                                    -----------
NET INVESTMENT INCOME                                   287,740
                                                    -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
INVESTMENTS, FOREIGN CURRENCY HOLDINGS AND OTHER
ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
CURRENCIES
NET REALIZED GAIN/(LOSS) ON (Note 2):
  Investments                                           385,979
  Foreign currency transactions                      (1,294,572)
                                                    -----------
                                                       (908,593)
                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION/
  (DEPRECIATION) ON (Note 2):
  Investments                                       (16,075,784)
  Foreign currency holdings and other assets and
    liabilities denominated in foreign currencies       160,938
                                                    -----------
                                                    (15,914,846)
                                                    -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS,
  FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS AND
  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES     (16,823,439)
                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        (16,535,699)
                                                    -----------
                                                    -----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Six
                                                 Months ended      For the Year
                                                August 31, 1996   ended February
                                                  (unaudited)        29, 1996
                                                     US $              US $
                                                ---------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                287,740        1,578,571
  Net realized gain/(loss) on investments and
    foreign currency transactions                     (908,593)       1,842,268
  Net change in unrealized appreciation on
    investments, foreign currency holdings and
    other assets and liabilities denominated
    in foreign currencies                          (15,914,846)      16,976,390
                                                ---------------  -----------------
  Net increase/(decrease) in net assets
    resulting from operations                      (16,535,699)      20,397,229
                                                ---------------  -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
  Net investment income                               --             (1,578,571)
  In excess of net investment income                  --             (2,004,621)
  Net realized gains on investments                   --               (222,543)
                                                ---------------  -----------------
                                                      --             (3,805,735)
                                                ---------------  -----------------
CAPITAL STOCK TRANSACTIONS
  Cost of shares repurchased                        (3,379,400)         --
                                                ---------------  -----------------
NET INCREASE/(DECREASE) IN NET ASSETS              (19,915,099)      16,591,494
Net Assets:
Beginning of period                                 92,196,248       75,604,754
                                                ---------------  -----------------
End of period                                       72,281,149       92,196,248
                                                ---------------  -----------------
                                                ---------------  -----------------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
FINANCIAL HIGHLIGHTS

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF COMMON STOCK OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED. THIS INFORMATION HAS BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS AND MARKET PRICE DATA FOR THE FUND'S SHARES.
-----------------------------------------------------------------

                                                                        For the Period
                                          For the Six                     March 11,
                                          Months ended   For the Year       1994*
                                           August 31,       ended          through
                                              1996       February 29,    February 28,
                                          (unaudited)        1996            1995
                                              US $           US $            US $
                                          ------------   ------------   --------------
Net asset value, beginning of period            19.38          15.89          13.95**
Offering costs charged to additional
 paid-in capital                              --             --               (0.19)
                                               ------          -----          -----
                                                19.38          15.89          13.76
                                               ------          -----          -----
Net investment income                            0.06+          0.33           0.39
Net realized and unrealized gains/
  (losses) on investments, foreign
  currency holdings and other assets and
  liabilities denominated in foreign
  currencies                                    (3.65)+         3.96           2.51
                                               ------          -----          -----
Total from investment operations                (3.59)+         4.29           2.90
                                               ------          -----          -----
Dividends and distributions to
 shareholders from:
  Net investment income                       --               (0.33)         (0.39)
  In excess of net investment income          --               (0.42)         (0.32)
  Net realized gains on investments           --               (0.05)         (0.06)
                                               ------          -----          -----
Total dividends and distributions to
 shareholders                                 --               (0.80)         (0.77)
                                               ------          -----          -----
Antidilutive impact due to shares of
 beneficial interest repurchased                 0.20        --             --
                                               ------          -----          -----
NET ASSET VALUE, END OF PERIOD                  15.99          19.38          15.89
                                               ------          -----          -----
                                               ------          -----          -----
MARKET VALUE, END OF PERIOD                     12.63          15.38          13.38
                                               ------          -----          -----
                                               ------          -----          -----
TOTAL INVESTMENT RETURN BASED ON: (a)(b)
  Market value                                 (17.89)%        20.38%          1.50%
  Net asset value                              (17.49)%        27.72%         22.25%
RATIOS/ SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                  72,281,149     92,196,248     75,604,754
RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.50%++        1.98%          2.10%++
RATIO OF NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS                              0.71%++        1.77%          2.61%++
PORTFOLIO TURNOVER                               4.90%+++       18.91%        10.88%+++
AVERAGE COMMISSION RATE PER SHARE (c)         $0.0090        --             --

----------------------------------
*   Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $1.05 per share.
+   Based on average shares outstanding.
++  Annualized.
+++ Not annualized.
(a) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on the net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
(b) Total investment return for periods of less than one year are not annualized.
(c) Disclosure is required for fiscal years beginning on or after September 1, 1995.

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AT AUGUST 31, 1996

1.  ORGANIZATION
    The New South Africa Fund Inc. (the "Fund") was incorporated in the State of Maryland on January 11, 1994 as a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Organizational costs of $109,346 have been deferred and are being amortized on a straight-line basis over a 60-month period from the date the Fund commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies, which are generally accepted in the United States of America, followed by the Fund.

    i)  SECURITY VALUATION
        All securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Portfolio securities that are actively traded on the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. US government securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their market value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

    ii)  REPURCHASE AGREEMENTS
        The Fund may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Investment Adviser monitors the continued creditworthiness of counterparties, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. In the event of default or bankruptcy of the counterparty, the Fund's realization of the value of the collateral may be delayed or limited.

    iii) TAXES
        It is the intention of the Fund to continue to qualify as a regulated investment company and to distribute, at least annually, substantially all of its net investment income and any net long-term capital gains in excess of net short-term capital losses. Accordingly, no provision for US federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a US federal excise tax.

        For US federal income tax purposes, realized capital losses and foreign exchange losses incurred after October 31, but within the fiscal year are deemed to arise on the first day of the following fiscal year. For the fiscal year ended February 29, 1996, the Fund incurred and elected to defer such losses of $22,272 and $203,183, respectively.

        The Republic of South Africa ("South Africa") does not impose a withholding tax on dividends paid by South African companies to the Fund. However, other income received by the Fund from sources within South Africa or Southern African regions may be subject to withholding and other taxes imposed by such countries.

    iv) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
        Investment transactions are accounted for on the trade date. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) recorded on the accrual basis. Dividend income and other distributions are recorded on the ex-dividend date or as the Fund becomes aware of such dividends. The collectibility of income receivable from foreign securities is evaluated periodically and resulting allowance for uncollectible amounts, if any, are reflected currently in the determination of net investment income. At August 31, 1996, no such allowance was established.

    v)  DISTRIBUTION OF INCOME AND GAINS
        The Fund intends to distribute to shareholders at least annually, substantially all of its net investment income and net realized capital gains. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

        The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with US federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their US federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for US federal income tax purposes, they are reported as distributions of paid-in capital. At February 29, 1996, the Fund reclassified within the composition of net assets permanent book/tax differences relating to realized gains on passive foreign investment company holdings of $888 and realized gains on foreign currency denominated transactions of $1,325,390 from accumulated realized gains to undistributed net investment income.

    vi) FOREIGN CURRENCY TRANSLATION
        The books and records of the Fund are maintained in US dollars.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
        Foreign currency amounts are translated into US dollars at the 12 p.m. mid-market price of such currencies against US dollars as quoted by major New York banks as follows:

        - investments, other assets and liabilities: at the prevailing rates of exchange on the valuation date;

        - investment transactions and investment income and expenses: at the prevailing rates of exchange on the dates of such transactions.

        Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity-related securities sold during the period. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to US federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

        Net currency gains from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

        Net realized foreign exchange losses of $1,294,572 represent foreign exchange gains and losses from sales and maturities of debt securities, holdings of foreign currencies, transactions in forward foreign currency contracts, exchange gains or losses realized between the trade dates and settlement dates on

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the US dollar equivalent of the amounts actually received.

3.  FORWARD CURRENCY CONTRACTS
    The Fund conducts any currency exchange transactions on a spot, i.e. cash, basis at the rate prevailing in the currency exchange market. A forward currency contract typically involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. When the Fund enters into a forward contract or other currency obligation, the Fund's custodian or a sub-custodian will place cash or high grade debt securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of the obligation. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to the contract. During the six months ended August 31, 1996, the Fund held no such contracts.

4.  INVESTMENT TRANSACTIONS
    For the six months ended August 31, 1996, total purchases and sales of portfolio investments excluding short-term securities, were $3,723,597 and $9,993,658, respectively.

5.  INVESTMENT ADVISER AND ADMINISTRATOR

    i) Fleming International Asset Management Limited provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is paid a monthly advisory fee at an annual rate of 1.25% of the Fund's average weekly net assets.

    ii) Bear Stearns Funds Management Inc. (the "Administrator"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), provides administrative services to the Fund under an Administration Agreement. The Administrator receives a fee that is computed weekly and paid quarterly at an annual rate of 0.15% of the Fund's average weekly net assets.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  TRANSACTIONS WITH AFFILIATES
    For the six months ended August 31, 1996, the Fund paid approximately $6,967 in brokerage commissions to Fleming Martin Ltd., an affiliate of the Investment Adviser.

7.  CONCENTRATION OF RISK
    The South African and the Southern African regions securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the securities of many companies in South Africa or Southern African regions may be held by a limited number of persons, which may limit the number of securities available for investment by the Fund. The limited liquidity of South Africa and the Southern African region securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so.

    The Fund, subject to local investment limitations, may invest up to 10% of its assets in non-publicly traded equity securities which may involve a high degree of business and financial risk and may result in substantial losses. Because of the current absence of any liquid trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. At August 31, 1996, the Fund held no such securities.

    The Fund is permitted to engage in the trading of sovereign debt of South Africa or Southern African regions which involves a substantial degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign debt in which the Fund invests is widely considered to have credit quality below investment grade as determined by US rating agencies. As a result, sovereign debt may be regarded as predominantly speculative with respect to the issuer's

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions.

8.  CAPITAL STOCK
    The authorized capital stock of the Fund is 200,000,000 shares of common stock, $0.001 par value. Of the 4,519,311 shares outstanding at August 31, 1996, Robert Fleming Inc., an affiliate of the Investment Adviser, owned 7,169 shares. In addition to the issuance of common stock to Robert Fleming Inc., a public offering of the Fund's shares by a group of underwriters resulted in the issuance of 4,750,000 shares of the Fund's common stock.

    On February 29, 1996, the Board of Directors announced that it had given the Fund's investment adviser discretion to cause the Fund to repurchase up to 5% of the outstanding shares when the discount to net asset value exceeds 20%. During the quarter ended May 31, 1996, the Fund repurchased 5% or 237,858 of its outstanding shares.

THE NEW SOUTH AFRICA FUND INC.
RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
On May 20, 1996, the annual meeting of shareholders of The New South Africa Fund Inc. (the "Fund") was held and the following matters were voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund.

NAME OF DIRECTOR                    FOR        WITHHELD      NON-VOTES
-----------------------------  -------------  -----------  -------------
Anton Dirk Botha                   3,480,870       1,619       1,189,680
Dr. Nthato H. Motlana              3,480,759       1,730       1,189,680

In addition to the directors re-elected at the meeting, Iain O. S. Saunders, Arthur Levy, and Arnold Witkin continue to serve as directors of the Fund.

(2) To ratify the selection of Price Waterhouse LLP as independent accountants for the year ending February 28, 1997.

                         FOR        AGAINST     ABSTAIN      NON-VOTES
                    -------------  ---------  -----------  -------------
                        3,465,378      0          17,111       1,189,680

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------

    1. Pursuant to The New South Africa Fund Inc. (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan") each shareholder ("Shareholder") holding shares of common stock in the Fund will automatically be a participant in the Plan, unless PNC Bank, National Association, the Plan agent (the "Plan Agent"), is otherwise instructed by the Shareholder, in writing, to have all distributions, net of any applicable US withholding tax, paid in cash. Shareholders who do not wish to participate in the Plan will receive all distributions in cash paid by check mailed directly to the Shareholder by the Plan Agent. The Plan Agent will act as agent for individual Shareholders and will open an account for each Shareholder under the Plan in the same name as her or his present shares of common stock are registered.

    2. Whenever the directors of the Fund declare a capital gains distribution or an income dividend payable in shares of common stock or cash, participating Shareholders will take such distribution or dividend entirely in shares of common stock and the Plan Agent shall automatically receive such shares of common stock, including fractions, for the Shareholder's account, except in the circumstances described in paragraph 3 below.

    3. Whenever the market price per share of common stock equals or exceeds net asset value per share on the date the event described in paragraph 2 above occurs, participants will be issued shares of common stock at net asset value or, if the net asset value is less than 95% of the market price on the date the shares of common stock are valued, then participants will be issued shares valued at 95% of the market price. If net asset value per share of the common stock at such time exceeds the market price of common stock on the date such shares are valued, the Plan Agent, as agent for the participants, will buy shares of common stock on the open market, on the New York Stock Exchange (the "Exchange") or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Plan Agent has

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues remaining shares. If the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as purchasing agent for the participants, buy shares of common stock in the open market, on the Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. To the extent the Plan Agent is unable to do so and, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or capital gains distribution had been paid in common stock issued by the Fund. The Plan Agent will apply all cash received as a dividend or capital gains distribution to purchase shares of common stock on the open market as soon as practicable after the payment date of such dividend or capital gains distribution, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

    4. Participants in the Plan may make additional cash payments to the Plan Agent, semi-annually, in any amount from $100 to $3,000, for investment in shares of common stock. The Plan Agent will use all funds received from participants to purchase shares in the open market on or about February 15 and August 15 of each year. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. Voluntary cash payments should be received by the Plan Agent approximately ten days before February 15 or August 15, as the case may

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        be. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before the payment is to be invested.

    5. For all purposes of the Plan: (a) the market price of Fund shares of common stock on a particular date shall be the last sales price on the Exchange on the close of the previous trading day or, if there is no sale on the Exchange on that date, then the mean between the closing bid and asked quotations for such stock on the Exchange on such date, (b) the date shares of common stock are valued is the dividend or distribution payment date or, if that date is not an Exchange trading day, the next preceding trading day and (c) net asset value per share of common stock or a particular date shall be as determined by or on behalf of the Fund.

    6. The open-market purchases provided for above may be made on any securities exchange where the shares of common stock of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Funds held by the Plan Agent uninvested will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase shares of common stock within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the shares of common stock of the Fund acquired for Shareholders' accounts.

    7. The Plan Agent will hold shares of common stock acquired pursuant to the Plan in noncertificated form in the participant's name. The Plan Agent will forward to the Shareholders any proxy solicitation material and will vote any shares of common stock so held for each of the Shareholders only in accordance with the proxy returned by her or him to the Fund. In the case of Shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners of such shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by such Shareholders as representing the total amount registered in the name of such Shareholders and held for the account of beneficial owners who

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        participate in the Plan. Upon a Shareholder's written request, the Plan Agent will deliver to her or him, without charge, a certificate or certificates for the full shares of common stock.

    8. The Plan Agent will confirm in writing each acquisition made for the account of a Shareholder as soon as practicable, but not later than 60 days after the date thereof. Although a Shareholder may from time to time have an undivided fractional interest (computed to three decimal places) in a share of common stock of the Fund, no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares of common stock will be credited to such Shareholder's account. In the event of termination of a Shareholder's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the shares of common stock at the time of termination.

    9. Any stock dividends or split shares distributed by the Fund on shares of common stock held by the Plan Agent for a Shareholder will be credited to such Shareholder's account. In the event that the Fund makes available to Shareholders rights to purchase additional shares of common stock or other securities, the Plan Agent will sell such rights and apply the proceeds of the sale to the purchase of additional shares of common stock of the Fund for the account of such Shareholders.

    10. The Shareholders each will be charged a pro rata share of brokerage commissions on all open market purchases.

    11. Each Shareholder may terminate her or his account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution record date; otherwise such termination will be effective, with respect to any subsequent dividend or distributions, on the first trading day after the dividend or distribution paid for such record date shall have been credited to the Shareholder's account. The Plan may be terminated by the Plan Agent or the Fund as applied to any voluntary cash payments made and any dividend or distributions paid subsequent to notice of the terminations in writing mailed to the Shareholders at least 30 days prior to the relevant semi-annual voluntary payment date or to any record date for the

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        payment of any dividend or distribution by the Fund. Upon any termination the Plan Agent will cause a certificate or certificates for the full shares held for each Shareholder under the Plan and cash adjustment for any fraction to be delivered to her or him.

    12. These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to the Shareholders appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by a Shareholder unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of such Shareholder's account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of a Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for Shareholders' accounts, all dividends and distributions payable on the share of common stock held in the Shareholders' name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

    13. The Plan Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under its Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due errors unless such error is caused by its negligence, bad faith or willful misconduct or that of its employees.

    14. All correspondence concerning the Plan should be directed to the Plan Agent, c/o PFPC Inc., 400 Bellevue Parkway, Wilimington, Delaware 19809 or by telephone at 1-800-852-4750.

                 (This page has been left blank intentionally.)

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS TRANSMITTED TO THE SHAREHOLDERS OF THE NEW SOUTH AFRICA FUND INC. FOR THEIR INFORMATION. THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT AUDIT BY THE FUND'S INDEPENDENT ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON. THIS IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OF SHARES OF THE FUND OR ANY SECURITIES MENTIONED IN THIS REPORT.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(c) OF THE INVESTMENT COMPANY ACT OF 1940 THAT THE FUND MAY PURCHASE AT MARKET PRICES FROM TIME TO TIME SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

COMPARISONS BETWEEN CHANGES IN THE FUND'S NET ASSET VALUE PER SHARE AND CHANGES IN THE JOHANNESBURG STOCK EXCHANGE ALL SHARE INDEX SHOULD BE CONSIDERED IN LIGHT OF THE FUND'S INVESTMENT POLICY AND OBJECTIVES, THE CHARACTERISTICS AND QUALITY OF THE FUND'S INVESTMENTS, THE SIZE OF THE FUND AND VARIATIONS IN THE US DOLLAR/RAND EXCHANGE RATE.

                                     [LOGO]

                       BEAR STEARNS FUNDS MANAGEMENT INC.
                Administrator for The New South Africa Fund Inc.
                                245 Park Avenue
                               New York, NY 10167
                            Telephone (212) 272-2479